Shareholders’ equity (Details Narrative) - EUR (€)	1 Months Ended				12 Months Ended
	Oct. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Jul. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 20, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value					€ 937,742	€ 847,255	€ 739,884
Common Stock, Shares, Issued					23,432,183	18,289,866	18,216,958
Ordinary stock, shares outstanding					23,432,183	18,289,866	18,216,958
Common Stock, Capital Shares Reserved for Future Issuance					2,300,000	1,800,000	1,800,000
Value of shares issued					€ 14,787,458	€ 270,885	€ 531
Weighted Average Number of Shares Outstanding, Basic					19,710,187	18,273,490	18,216,907
Equity Incentive Plan 2021 - 2025 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value					€ 1,009,738	€ 847,255
Common Stock, Capital Shares Reserved for Future Issuance					2,300,000
American Depository Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Issued	4,285,715	856,602		100				73,008
Stock Issued				€ 531
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued	4,285,715	856,602	72,908		5,142,317	72,908	100
Value of shares issued	€ 11,810,398	€ 2,977,060	€ 270,885		€ 14,787,458	€ 270,885	€ 531